Stockholder's Equity (Deficit) - Summary of Number of Shares Authorized to be Issued and Available for Grant (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized to be issued	2,945,443	997,785	981,800	600,900
Shares available for grant	1,233,266	137,908	159,428	131,113
2013 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized to be issued	2,047,269	2,058,619	2,074,604	2,154,600
Shares available for grant		1,550		79,946